DERIVATIVE LIABILITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2019
Disclosure Of Derivative Liabilities [Abstract]
Expected volatility, warrants outstanding	105.00%
Expected term, warrants outstanding	2 years 9 months
Expected discount rate, warrants outstanding	1.69%
Expected dividend yield, warrants outstanding	0.00%